Investment Properties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment Properties
Land	$ 3,736,882	$ 3,136,981
Buildings and improvements	30,187,495	26,196,349
Total land, buildings and improvements	33,924,377	29,333,330
Furniture, fixtures and equipment	328,144	323,716
Investment properties at cost	34,252,521	29,657,046
Less - accumulated depreciation	9,068,388	8,388,130
Investment properties, net	25,184,133	21,268,916
Construction in progress, included above	$ 329,663	$ 464,076